Stock-Based Compensation - Summary of RSU activity (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Number of Shares , Unvested, beginning of period | shares	0
Number of Shares, Granted | shares	10,300,000
Number of Shares, Vested | shares	0
Number of Shares, Forfeited | shares	0
Number of Shares , Unvested, end of period | shares	10,300,000
Weighted Average Grant Date Fair Value (per share), Unvested, beginning of period | $ / shares	$ 0
Weighted Average Grant Date Fair Value (per share), Granted | $ / shares	0.1
Weighted Average Grant Date Fair Value (per share), Vested | $ / shares	0
Weighted Average Grant Date Fair Value (per share), Forfeited | $ / shares	0
Weighted Average Grant Date Fair Value (per share), Unvested, end of period | $ / shares	$ 0.1